Debt (Details) In Millions, unless otherwise specified			12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 $800M Credit Agreement [Member] USD ($)	Dec. 31, 2011 $800M Credit Agreement [Member] USD ($)	Oct. 05, 2011 $800M Credit Agreement [Member] USD ($)	Oct. 04, 2011 Prior Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Uncommitted Credit Lines [Member] USD ($)	Dec. 31, 2012 Euro 350 Due June 2018 [Member] EUR (€)	Dec. 31, 2012 Euro 350 Due June 2018 [Member] USD ($)	Dec. 31, 2011 Euro 350 Due June 2018 [Member] USD ($)	Dec. 31, 2012 Euro 200 Due June 2013 [Member] USD ($)	Dec. 31, 2012 Euro 200 Due June 2013 [Member] EUR (€)	Dec. 31, 2011 Euro 200 Due June 2013 [Member] USD ($)	Dec. 31, 2012 Euro 300 Due June 2012 [Member] USD ($)	Dec. 31, 2012 Euro 300 Due June 2012 [Member] EUR (€)	Dec. 31, 2011 Euro 300 Due June 2012 [Member] USD ($)	Dec. 31, 2012 Other Debt [Member] USD ($)	Dec. 31, 2011 Other Debt [Member] USD ($)
Short-Term Debt [Abstract]
Short-term borrowings	$ 43.3	$ 42.4
Weighted-average interest rates (in hundredths)	9.10%	11.90%
Debt Instrument [Line Items]
Long-term debt	726.8	657.8							461.7	0	263.8		258.9	0		388.7	1.3	10.2
Less: current maturities	264.7	391.8
Long-term debt	462.1	266.0
Principal amount (Euros in millions)								350.0				200.0			300.0
Interest rate (in hundredths)									4.50%		4.75%	4.75%
Maturity date								Jun. 22, 2018			Jun. 14, 2013	Jun. 14, 2013		Jun. 01, 2012	Jun. 01, 2012
Proceeds from Notes Payable								348.7
Discounted issue price (in hundredths)									99.974%		99.349%	99.349%
Effective interest rate (in hundredths)									4.505%		4.862%	4.862%
Unamortized discount											1.6	1.3
Revolving Credit Agreement [Abstract]
Uncommitted credit lines, maximum borrowing capacity			800.0		800.0	400.0	379.4
Uncommitted credit lines, remaining borrowing capacity			799.1	798.4			334.8
Uncommitted credit lines, current borrowing capacity after limitations							255.4
Line of credit facility date entered			Oct. 05, 2011
Portion which may be used for the issuance of stand-by letters of credit					150.0
Expiration date			Oct. 04, 2016
Outstanding letters of credit			0.9	1.6
Facility fee (in hundredths)			0.225%
Credit spread (in hundredths)			1.275%
Impact of downgrades from credit rating agencies on facility fees	from approximately $0.2 to $0.4 annually
Covenant terms			The Agreement contains customary restrictive covenants pertaining to our management and operations, including limitations on the amount of subsidiary debt that we may incur and limitations on our ability to pledge assets, as well as financial covenants, including covenants requiring, among other things, that we comply with a leverage ratio (net Debt-to-EBITDA) of not greater than 3.5 to 1 and a fixed charge coverage ratio of not less than 1.5 to 1. The Agreement also contains customary events of default, including, among others, payment defaults, material inaccuracy of representations and warranties, covenant defaults, bankruptcy or involuntary proceedings, certain monetary and non-monetary judgments, change of control and customary ERISA defaults.
Covenant compliance			As defined in the Agreement, we had a net Debt-to-EBITDA ratio of 0.97 to 1 (compared to the maximum allowable ratio of 3.5 to 1) and a Fixed Charge Coverage ratio of 2.84 to 1 (compared to the minimum required ratio of 1.5 to 1) as of December 31, 2012.
Debt to EBITDA Ratio, Maximum			3.5
Fixed Charge Coverage Ratio, Minimum			1.5
Debt to EBITDA			0.97
Fixed Charge Coverage Ratio			2.84
Debt Maturities [Abstract]
2014	0.4
2015	0
2016	0
2017	$ 0